ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Camelot Information Systems Inc. (the "Company") was incorporated in the British Virgin Islands ("BVI") on November 28, 2000 as a limited liability company under the International Business Companies Act.

The Company and its subsidiaries (collectively, the "Group") are primarily engaged in the provision of information technology services ("IT services").  As of December 31, 2011, the Company's subsidiaries included the following:

		Later of
	Place of	incorporation/	Percentage of
Name of Subsidiary	establishment	acquisition date	legal ownership
			%

Nanjing Camelot Information Systems Engineering Co. Ltd.	People's Republic of China	January 18, 2000	100
("NCIS")	("PRC" or "China")
Beijing Camelot Technology Co., Ltd. ("Camelot Beijing")	PRC	March 12, 2001	100
Beijing Heng En Technology Co., Ltd. ("Beijing Heng En")	PRC	December 31, 2002	100
Shanghai Camelot Software Co., Ltd. ("Shanghai Camelot")	PRC	September 30, 2004	100
Entoh Digital Co., Ltd. ("Entoh")	Japan	January 1, 2006	100
Dalian Yuandong Digital Co., Ltd. ("Dalian Yuandong")	PRC	January 1, 2006	100
Bayshore Consulting & Services Co., Ltd. ("Bayshore")	PRC	January 1, 2006	100
Triumph Consulting & Services Co., Ltd. ("Triumph")	BVI	January 1, 2006	100
Konwell Technologies Ltd. ("Konwell")	BVI	January 1, 2006	100
Beijing Faceita Information System Ltd. ("Faceita")	PRC	January 1, 2006	100
Asialink Information Technologies (Shanghai) Co., Ltd. ("Asialink")	PRC	January 1, 2006	100
Kings Consulting Services Limtied	Hong Kong	January 1, 2006	100
(Formerly King's Trading Co) ("King's")
Taiwan Camelot Information Inc. ("Taiwan Camelot")	Taiwan	September 28, 2006	100
Hwawei Digital Financial Technologies Co., Ltd. ("Hwawei")	Taiwan	January 1, 2007	100
Jiaxing Camelot Software Company Limited ("Jiaxing Camelot")	PRC	July 17, 2007	100
Beijing Red River Valley Information Technology Co., Ltd.	PRC	February 1, 2008	100
("Red River Valley")
Beijing Yinfeng Technology Development Co., Ltd. ("Yinfeng")	PRC	April 1, 2008	100
VLife Technology Co., Ltd. ("VLife")	Taiwan	April 7, 2008	100
VLife Technology (Shang Hai) Co., Ltd. ("Weisong")	PRC	April 7, 2008	100
Vlife International Corp. Ltd. ("Samoa")	Samoa	April 7, 2008	100
Shanghai Camelot Information Technology Co., Ltd ("SCIT")	PRC	May 8, 2008	100
Harmonation Inc. ("Harmonation")	Taiwan	July 7, 2008	85.47
Camelot Information Technology. Co., Ltd. ("Huaqiao")	PRC	June 29, 2009	100
Kunshan Kesuo Information Consulting Co., Ltd. ("Kunshan")	PRC	August 13, 2009	100
Zhuhai Agree Technology Co., Ltd. ("Agree Zhuhai")	PRC	July 1, 2009	100
Beijing Agree Technology Development Co., Ltd. ("Agree Beijing")	PRC	July 1, 2009	100
Shanghai Agree Technology Development Co., Ltd. ("Agree Shanghai")	PRC	July 1, 2009	100
Beijing Tansun Software Technology Co., Ltd. ("Tansun Beijing")	PRC	December 30, 2009	100
Xiamen Rella Software Technology Development Co., Ltd.	PRC	December 30, 2009	100
("Xiamen Rella")
Kunshan Asialink Information Technology Co., Ltd. ("Asialink Kunshan")	PRC	March 22, 2010	100
Dimension Information Technology Co., Ltd. ("Dimension")	PRC	January 1, 2011	100
Camelot Information Technology Consulting (Wuxi) Co., Ltd ("Wuxi")	PRC	July 14, 2011	100
Camelot Financial Information Technology Services Co., Ltd ("CFITS")	PRC	December 19, 2011	100

In 2011, to streamline the Corporate Structure, the Company dissolved Yantai Q.B. Eleven Outsourcing Service Company (“Yantai”) and Camelot Japan Co., Ltd. (“Across Japan”) since bothsubsidiaries did not have substantive business operations.